INVESTMENTS IN SENIOR HOUSING REAL ESTATE - Rollforward of Investments in Senior Housing Real Estate (Details 2) (Senior Housing, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Senior Housing
Gross Carrying Amount
Balance, beginning of year	$ 164,359
Additions:
Acquisitions of real estate	1,205,558		164,067
Improvements	3,450		296
Transferred from assets held for sale
Disposals:
Disposal of long-lived assets	(45)		(4)
Balance, end of year	1,373,322	[1],[2]	164,359
Accumulated Depreciation
Balance, beginning of year	(1,558)
Additions:
Depreciation expenses	(8,874)		(1,559)
Transferred from assets held for sale
Disposals:
Disposal of long-lived assets	10		1
Balance, end of year	$ (10,422)	[1],[3]	$ (1,558)

[1]	The following is a rollforward of the gross carrying amount and accumulated depreciation of senior housing real estate for the years ended December 31, 2013 and 2012.
[2]	The aggregate United States federal income tax basis for Newcastle's senior housing real estate at December 31, 2013 was approximately $1.4 billion.
[3]	Depreciation is calculated on a straight line basis using the estimated useful lives detailed in Note 2.